Fair value of financial assets and liabilities	12 Months Ended
Dec. 31, 2019
9. Fair value of financial assets and liabilities

The Group’s financial instruments consist of non-derivative financial assets and liabilities. The fair value of these non-derivative financial instruments is determined using internally generated valuation models, which are usually developed from generally accepted valuation models. The majority of the significant inputs into these models may not be observable in the market, and may be derived from interest rates based on assumptions. The selection of the appropriate valuation model, as well as the determination of key inputs used such as the expected future cash flows on the financial instrument, the probability of counterparty default and the appropriate discount rate to be used, require management judgment and estimation.

	As of December 31, 2019
	Fair value	Carrying Amount
	RMB’000	RMB’000

Financial assets
Cash, cash equivalents and restricted cash	132	132
Loan receivables	615,184	615,184
	615,316	615,316

Financial liabilities
Loans payable	172,891	172,891

The fair values of loans payable are approximately the carrying amount of loans payable as all loans payable are overdue as of December 31, 2019.

	As of December 31, 2018
	Fair value	Carrying amount
	RMB’000	RMB’000

Financial assets
Cash and cash equivalents	3,188	3,188
Loan receivables	578,063	579,654
	581,251	582,842
Financial liabilities
Loans payable	203,837	200,417